Operating Leases - Rental Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease costs	¥ 284,110	¥ 348,878	¥ 370,385
Variable lease cost	¥ 0